Tender Offer and Stock Repurchases (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) Employee shares
Equity, Class of Treasury Stock [Line Items]
Repurchase and retirement of stock			$ (60)
September 2018 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount		$ 100
Repurchase and retirement of stock	$ 62
Separation Arrangement
Equity, Class of Treasury Stock [Line Items]
Repurchase and retirement of stock (shares) | shares			193,775
Number of employees included in stock repurchase arrangement | Employee			2
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase and retirement of stock (shares) | shares			(7,208,000)
Common Stock [Member] | September 2018 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, price per share | $ / shares		$ 8.40
Repurchase and retirement of stock (shares) | shares	7,014,335
Purchase price of shares in excess of fair value	$ 9
Redeemable Convertible Preferred Stock
Equity, Class of Treasury Stock [Line Items]
Repurchase and retirement of stock			$ (3)
Redeemable Convertible Preferred Stock | September 2018 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, price per share | $ / shares		$ 9.60
Series A Redeemable Convertible Preferred Stock | September 2018 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Repurchase and retirement of stock (shares) | shares	189,685
Purchase price of shares in excess of carrying value	$ 3
Series A-1 Redeemable Convertible Preferred Stock | September 2018 Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Repurchase and retirement of stock (shares) | shares	107,600